WARRANTS (Details 2) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Warrants
Number of Shares Exercisable	243,592	224,133
Weighted average exercise price	$ 12.45	$ 14.75	$ 16.80
Granted to financial investment advisor
Warrants
Number of Shares Exercisable		750
Weighted average exercise price		$ 12.60
Date of Expiration		Feb. 11, 2013
Granted to investors in private placement
Warrants
Number of Shares Exercisable		15,499
Weighted average exercise price		$ 5
Date of Expiration		Feb. 11, 2013
Granted to investors in private placement
Warrants
Number of Shares Exercisable		19,767
Weighted average exercise price		$ 14.40
Date of Expiration		Mar. 24, 2013
Granted to debtor as a Commitment warrant
Warrants
Number of Shares Exercisable		400,000
Weighted average exercise price		$ 20
Date of Expiration		Aug. 31, 2017
Granted to debtor as a Draw warrant
Warrants
Number of Shares Exercisable		100,000
Weighted average exercise price		$ 21.3
Date of Expiration		Sep. 20, 2017
Granted to debtor as a Draw warrant
Warrants
Number of Shares Exercisable		50,000
Weighted average exercise price		$ 22.7
Date of Expiration		Oct. 17, 2017
Granted to debtor as a Draw warrant
Warrants
Number of Shares Exercisable		150,000
Weighted average exercise price		$ 21.1
Date of Expiration		Nov. 06, 2017
Derivative Warrant Liability
Warrants
Number of Shares Exercisable		736,016
Weighted average exercise price		$ 20.1
Weighted average time to expiration in years		4 years 6 months
Granted to investors in private placement of preferred stock
Warrants
Number of Shares Exercisable		3,225
Weighted average exercise price		$ 10
Date of Expiration		Sep. 30, 2013
Granted to investors in private placement of preferred stock
Warrants
Number of Shares Exercisable		19,833
Weighted average exercise price		$ 15
Date of Expiration		Oct. 28, 2013
Granted to investors in private placement of preferred stock
Warrants
Number of Shares Exercisable		3,900
Weighted average exercise price		$ 7.5
Date of Expiration		Feb. 28, 2014
Granted to vendor
Warrants
Number of Shares Exercisable		6,000
Weighted average exercise price		$ 6
Date of Expiration		Mar. 15, 2014
Granted to investors in private placement
Warrants
Number of Shares Exercisable		40,000
Weighted average exercise price		$ 15.9
Date of Expiration		Jun. 30, 2014
Granted to investors in private placement
Warrants
Number of Shares Exercisable		76,800
Weighted average exercise price		$ 20
Date of Expiration		Nov. 13, 2014
Granted to placement agent in private placement
Warrants
Number of Shares Exercisable		25,691
Weighted average exercise price		$ 15
Date of Expiration		Nov. 13, 2014
Granted to investors in private placement
Warrants
Number of Shares Exercisable		6,300
Weighted average exercise price		$ 20
Date of Expiration		Dec. 03, 2014
Granted to investors in private placement
Warrants
Number of Shares Exercisable		34,133
Weighted average exercise price		$ 22.5
Date of Expiration		Feb. 09, 2015
GrantedtoPlacementAgentInPrivatePlacementFiveMember
Warrants
Number of Shares Exercisable		2,850
Weighted average exercise price		$ 22.5
Date of Expiration		Feb. 09, 2015
Granted to investor in private placement
Warrants
Number of Shares Exercisable		638
Weighted average exercise price		$ 22.5
Date of Expiration		Mar. 18, 2015
Granted to financial investment advisor
Warrants
Number of Shares Exercisable		10,000
Weighted average exercise price		$ 15
Date of Expiration		Feb. 10, 2013
Granted to financial investment advisor
Warrants
Number of Shares Exercisable		1,037
Weighted average exercise price		$ 20
Date of Expiration		Mar. 03, 2013
Granted to investors in private placement
Warrants
Number of Shares Exercisable		24,576
Weighted average exercise price		$ 15
Date of Expiration		Jan. 04, 2013
Granted to investors in private placement
Warrants
Number of Shares Exercisable		24,576
Weighted average exercise price		$ 25
Date of Expiration		Jan. 04, 2013
Granted to placement agent in private placement
Warrants
Number of Shares Exercisable		1,813
Weighted average exercise price		$ 15
Date of Expiration		Jan. 04, 2013
Granted to placement agent in private placement
Warrants
Number of Shares Exercisable		1,813
Weighted average exercise price		$ 25
Date of Expiration		Jan. 04, 2013
Granted to investors in private placement
Warrants
Number of Shares Exercisable		25,500
Weighted average exercise price		$ 15
Date of Expiration		Feb. 03, 2013
Granted to investors in private placement
Warrants
Number of Shares Exercisable		28,000
Weighted average exercise price		$ 25
Date of Expiration		Feb. 03, 2013
Granted to placement agent in private placement
Warrants
Number of Shares Exercisable		125
Weighted average exercise price		$ 15
Date of Expiration		Feb. 03, 2013
Granted to placement agent in private placement
Warrants
Number of Shares Exercisable		125
Weighted average exercise price		$ 25
Date of Expiration		Feb. 03, 2013
Granted to investors in private placement
Warrants
Number of Shares Exercisable		25,000
Weighted average exercise price		$ 15
Date of Expiration		Feb. 08, 2013
Granted to investors in private placement
Warrants
Number of Shares Exercisable		25,000
Weighted average exercise price		$ 25
Date of Expiration		Feb. 08, 2013
Granted to investors in private placement
Warrants
Number of Shares Exercisable		95,959
Weighted average exercise price		$ 30
Date of Expiration		Dec. 07, 2014
Equity Warrant
Warrants
Number of Shares Exercisable		517,989
Weighted average exercise price		$ 20.00
Weighted average time to expiration in years		1 year 2 months 5 days
Warrants Outstanding
Warrants
Number of Shares Exercisable		124,004
Weighted average exercise price		$ 20.10
Weighted average time to expiration in years		3 years 1 month 17 days